Commitments and Contingencies - Additional Information (Details) - VELODYNE LIDAR, INC AND SUBSIDIARIES $ in Millions		1 Months Ended			6 Months Ended		12 Months Ended
	May 06, 2020 patent	Apr. 30, 2020 item	Nov. 30, 2017 item	Sep. 30, 2016 patent	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Rent expense under operating leases					$ 2.2	$ 2.1	$ 4.3	$ 4.1	$ 4.0
Purchase commitment					37.9		$ 41.6
Accrued loss contingencies for employment matters					$ 2.4
Quanergy Litigation
Number of Patents under lawsuit | patent				1
Number of petitions filed | item			2
Hesai and RoboSense Litigation
Number of Patents under lawsuit | patent	3
Number of petitions filed | item		4